Multi-Asset Diversified Income Index Fund Shareholder Fees	Sep. 30, 2025
Multi-Asset Diversified Income Index Fund | Multi-Asset Diversified Income Index Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%